iShares®

iShares Trust

Supplement dated March 21, 2018

to the Statement of Additional Information (the “SAI”)

dated March 1, 2018

for the iShares® iBonds® Mar 2018 Term Corporate ex-Financials ETF (IBCC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective March 21, 2018. All references to the Fund in the SAI are hereby removed.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.	IS-A-IBCC-0318

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